UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 87.1%
Utilities - 65.7%
Electric Utilities - 29.9%
Allegheny Energy, Inc.	148,900	$7,544,763
American Electric Power Co., Inc.	64,959	2,658,122
CEZ	22,600	1,655,843
CLP Holdings Ltd.	552,000	4,315,056
CPFL Energia SA (ADR)	32,700	2,100,648
Duke Energy Corp.	207,684	3,642,778
Edison International	117,500	5,804,500
Electricite de France	27,000	2,518,289
Eletropaulo Metropolitana de Sao Paulo SA	18,788,200	1,533,298
Enel SpA (Sponsored) (ADR)	57,290	3,072,176
Entergy Corp.	38,100	3,914,394
Exelon Corp.	104,100	7,791,885
FirstEnergy Corp.	93,800	6,339,942
Fortum Oyj	97,000	4,050,007
FPL Group, Inc.	133,900	8,072,831
ITC Holdings Corp.	114,100	6,081,530
Northeast Utilities	58,900	1,494,293
PPL Corp.	115,300	5,232,314
Progress Energy, Inc.	56,000	2,346,960
Scottish & Southern Energy PLC	163,515	4,781,289
The Southern Co.	96,700	3,339,051

		88,289,969

Gas Utilities - 9.2%
AGL Resources, Inc.	105,200	3,648,336
Equitable Resources, Inc.	122,700	7,560,774
Hong Kong & China Gas Co.	1,821,600	5,258,452
New Jersey Resources Corp.	44,550	2,049,745
Oneok, Inc.	122,100	5,686,197
Questar Corp.	51,800	2,861,950

		27,065,454

Independent Power Producers & Energy Traders - 10.1%
The AES Corp. (a)	216,900	3,899,862
AES Tiete SA	167,414,900	7,070,411
Constellation Energy Group, Inc.	45,500	4,019,925
Dynegy, Inc.-Class A (a)	304,483	2,253,174
Iberdrola Renovables (a)	442,085	2,751,722
NRG Energy, Inc. (a)	170,200	7,024,154
Ormat Technologies, Inc.	37,900	1,654,714

Tractebel Energia SA	102,300	1,261,283

		29,935,245

Multi-Utilities - 16.5%
Centerpoint Energy, Inc.	375,300	5,509,404
Consolidated Edison, Inc.	70,200	2,870,478
National Grid PLC (ADR)	77,226	5,606,607
NSTAR	197,300	6,096,570
PG&E Corp.	98,200	3,698,212
Public Service Enterprise Group, Inc.	169,000	7,452,900
Sempra Energy	147,167	7,818,983
Suez SA	24,500	1,557,537
Veolia Environnement	33,626	2,991,826
Xcel Energy, Inc.	260,400	5,161,128

		48,763,645

		194,054,313

Telecommunication Services - 14.5%
Diversified Telecommunication Services - 7.1%
AT&T, Inc.	219,200	7,634,736
Chunghwa Telecom Co. Ltd. (ADR)	115,100	2,824,554
Verizon Communications, Inc.	172,100	6,250,672
Windstream Corp.	374,400	4,402,944

		21,112,906

Wireless Telecommunication Services - 7.4%
America Movil SAB de CV Series L (ADR)	123,740	7,481,320
MTN Group Ltd.	181,000	2,834,331
Turkcell Iletisim Hizmet AS (ADR)	128,100	3,231,963
Vimpel-Communications (ADR)	128,700	4,469,751
Vodafone Group PLC (ADR)	117,700	3,793,471

		21,810,836

		42,923,742

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
China Shenhua Energy Co. Ltd.-Class H	435,000	2,215,716
Williams Cos, Inc.	235,900	8,497,118

		10,712,834

Information Technology - 1.4%
Communications Equipment - 1.4%
Nokia OYJ	111,348	4,000,465

Industrials - 1.1%
Construction & Engineering - 1.1%
Fluor Corp.	24,000	3,342,000

Consumer Discretionary - 0.8%
Media - 0.8%
Grupo Televisa SA (Sponsored) (ADR)	102,800	2,261,600

Total Common Stocks
(cost $183,175,120)		257,294,954

CONVERTIBLE - PREFERRED STOCKS - 2.4%
Utilities - 2.4%
Electric Utilities - 1.6%
Entergy Corp.
7.625%	75,600	4,713,660

Multi-Utilities - 0.8%
PNM Resources, Inc.
6.75%	106,600	2,423,018

Total Convertible - Preferred Stocks
(cost $9,092,980)		7,136,678

INVESTMENT COMPANIES - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Tortoise Energy Capital Corp.
(cost $4,740,395)	188,887	4,833,618

NON-CONVERTIBLE - PREFERRED STOCKS - 0.9%
Other Instruments - 0.9%
Georgia Power Co.
6.00%
(cost $2,662,420)	104,900	2,684,790

SHORT-TERM INVESTMENTS - 7.9%
Investment Companies - 7.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $23,412,627)	23,412,627	23,412,627

Total Investments - 99.9%
(cost $223,083,542)		295,362,667
Other assets less liabilities - 0.1%		224,366

Net Assets - 100.0%		$295,587,033

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$247,829,091	$0
Level 2	47,533,576	0
Level 3	0	0

Total	$295,362,667	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts/premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0
Balance as of 2/29/08	$0	$0

Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2008